SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 17:-	SEGMENT INFORMATION

The Company adopted ASC 280, "Segment Reporting." The Company operates in two major reportable segments, which represent the Company's operating segments as follows:

1.
Perimeter security systems - The Company's line of perimeter security systems consists of the following: Microprocessor-based central control units, taut wire perimeter intrusion detection systems, INNO fences, vibration detection systems, field disturbance sensors, and other.

2.	Security turnkey projects - The Company executes turnkey projects based on the Company's security management system and acts as an integrator.

a.	The following data present the revenues, expenditures, assets and other operating data of the Company's operating segments:

	Year ended December 31,
	2009				2010				2011
	Perimeter	Projects	Eliminations	Total	Perimeter	Projects	Eliminations	Total	Perimeter	Projects	Eliminations	Total

Revenues	$39,102	$15,416	$-	$54,518	$33,248	$17,249	$(798)	$49,699	$30,012	$59,707	$(1,128)	$88,591

Depreciation and amortization	$886	$318	$-	$1,204	$665	$397	$-	$1,062	$722	$497	$-	$1,219
Other income	$-	$-	$-	$-	$-	$-	$-	$-	$-	$2,304	$-	$2,304

Operating income (loss), before financial expenses and taxes on income	$(1,053)	$(1,812)	$-	$(2,865)	$(1,641)	$(2,716)	$(303)	$(4,660)	$2,665	$7,528	$(382)	$9,811
Financial expenses (income), net				1,568				967				(756)
Taxes on income (tax benefit)				864				602				723
Income (loss) from discontinued operations, net				4,216				-				-

Net income (loss)				$(1,081)				$(6,229)				$9,844

	2010			2011
	Perimeter	Projects	Total	Perimeter	Projects	Total

Total long-lived assets	$5,765	$3,268	$9,033	$5,117	$3,503	$8,620

b.	Major customer data (percentage of total revenues):

	Year ended December 31,
	2009	2010	2011

Customer A	19.6%	13.4%	*)
Customer B	*)	11.4%	10.7%
Customer C (see note 1d)	-	-	34.8%

*)	Less than 10%.

c.	Geographical information:

The following is a summary of revenues within geographic areas based on end customer's location and long-lived assets:

		Year ended December 31,
		2009	2010	2011

1.	Revenues:

	Israel	$12,968	$9,838	$10,091
	Europe	10,808	9,787	10,913
	North America	13,763	15,393	13,373
	South and Latin America	3,986	9,958	12,145
	Africa	3,747	1,108	35,499
	Others	9,246	3,615	6,570

		$54,518	$49,699	$88,591

		December 31,
		2010	2011
2.	Long-lived assets:

	Israel	$4,065	$3,810
	Europe	1,082	1,091
	USA	39	41
	Canada	3,620	3,410
	Others	227	268

		$9,033	$8,620